Income Taxes (Disclosure of information about unrecognized deductible temporary differences) (Details) - CAD ($)	Apr. 30, 2023	Apr. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 70,027,498	$ 19,855,142
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	57,492,282	17,838,960
Property, plant, and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	234,193	14,653
Equity investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	560,057	0
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 11,740,967	$ 2,001,529